FORM 13F

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2003

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):[   ] is a restatement.
                                       [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Oak Ridge Investments, LLC
Address:    10 South LaSalle Street, Suite 1050
            Chicago, Illinois  60603

Form 13F File No: 28-6668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:       Samuel Wegbreit
Title:      Managing Member
Phone:      (312) 857-1040
Signature, Place, and Date of Signing:


/s/ Samuel Wegbreit               Chicago, IL            5-2-03
-------------------------       -----------------      ------------
      (Signature)                  (City/State)           (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:None

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                84

Form 13F Information Table Value Total:          $848,498
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                          OAK RIDGE INVESTMENTS, LLC
                                   FORM 13F
                                MARCH 31, 2003



                                                                      Investment Discretion             Voting Authority
                          Title                                       ----------------------            -----------------
                           of              Value                                        Other
Name of Issuer            Class   Cusip   (x1,000) Quantity          Sole        Share Manager           Sole   Shrd   None
----------------          -----   -----   -------- ---------         ----        ----- -------           ----   ----   ----
AFFILIATED COMPUTER SVCS.  com  008190100    3,753    84,805           X                                  4,100        80,705
AFLAC INCORPORATED         com  001055102    3,789   118,225           X                                  6,200       112,025
AIRGAS                     com  009363102      200    10,800           X                                 10,800             0
ALBANY MOLECULAR RESEARCH  com  012423109    8,317   557,816           X                                 18,000       539,816
ALLIANCE DATA SYS.         com  018581108      380    22,380           X                                 14,000         8,380
ALLIANCE GAMING            com  01859P609   14,740   982,640           X                                 17,000       965,640
ALLTEL CORP.               com  020039103    3,724    83,206           X                                  2,800        80,406
AMERICAN EXPRESS           com  025816109    3,120    93,893           X                                  1,050        92,843
AMERICAN INTL GRP          com  026874107    3,482    70,410           X                                  4,071        66,339
AMGEN INC.                 com  031162100      201     3,500           X                                  3,500             0
APACHE CORP.               com  037411105    4,319    69,949           X                                  3,706        66,243
APTARGROUP                 com  038336103   19,222   594,169           X                                              594,169
ASTORIA FINANCIAL          com  046265104   18,315   788,431           X                                 11,000       777,431
BAKER HUGHES INC.          com  057224107    3,411   113,981           X                                  4,760       109,221
BAY VIEW CAP CORP.         com  07262L101   11,216 2,058,013           X                                 40,000     2,018,013
BRINKER INTL.              com  109641100    3,776   123,806           X                                  6,500       117,306
CACI INTL INC.             com  127190304   14,708   440,887           X                                 10,000       430,887
CARDINAL HEALTH            com  14149Y108    4,018    70,525           X                                  4,100        66,425
CAREER EDUCATION CO.       com  141665109   10,166   207,815           X                                  6,200       201,615
CAREMARK RX INC.           com  141705103   36,424 2,006,829           X                                 30,000     1,976,829
CHOICEPOINT                com  170388102   16,400   483,777           X                                  7,500       476,277
CHURCH & DWIGHT            com  171340102   15,095   497,200           X                                  8,700       488,500
CITIGROUP                  com  172967101    3,888   112,850           X                                  6,950       105,900
COGNIZANT TECH SOL         com  192446102   14,004   208,052           X                                  3,100       204,952
CREE, INC.                 com  225447101    7,918   427,513           X                                  7,700       419,813
CTI MOLECULAR IMAGING      com  22943D105    6,995   356,883           X                                  6,200       350,683
DELL COMPUTER              com  247025109    3,966   145,220           X                                  7,300       137,920
DORAL FINANCIAL            com  25811P100   36,403 1,029,778           X                                  5,250     1,024,528
ERESEARCH TECH             com  29481V108    1,551    57,775           X                                 10,000        47,775
EVERGREEN RESOURCES        com  299900308   14,169   312,721           X                                              312,721
EXPEDITORS INTL WASH       com  302130109   22,096   614,634           X                                 15,500       599,134
FISHER SCIENTIFIC INTL.    com  338032204   15,189   543,221           X                                  8,900       534,321
GENENTECH                  com  368710406    3,028    86,503           X                                  5,000        81,503
GENERAL DYNAMICS CORP.     com  369550108    2,320    42,121           X                                  2,600        39,521
GENERAL ELEC CO.           com  369604103    3,075   120,595           X                                  7,300       113,295
HCA INC.                   com  404119109    4,823   116,608           X                                  4,800       111,808
HCC INS HLDGS              com  404132102   24,403   954,729           X                                 13,000       941,729
HOT TOPIC INC.             com  441339108   13,668   586,371           X                                  9,000       577,371
INTEGRATED CIRCUIT SYS     com  45811K208   17,546   808,575           X                                 14,000       794,575
INTL BUSINESS MACHINES     com  459200101    2,586    32,968           X                                  1,905        31,063
INTL FLAVORS & FRAG        com  459506101    3,286   105,694           X                                  6,100        99,594
INTL GAME TECH             com  459902102    4,097    50,023           X                                  2,750        47,273
J M SMUCKER                com  832696405   15,244   435,902           X                                  7,200       428,702
JOHNSON & JOHNSON          com  478160104    5,998   103,644           X                                  4,400        99,244
JONES APPAREL GRP.         com  480074103    3,095   112,835           X                                  6,000       106,835
KIMBERLY CLARK             com  494368103    3,218    70,783           X                                  3,900        66,883
KNIGHT TRANSPORTATION      com  499064103    8,051   408,863           X                                  9,600       399,263
L 3 COMMUNICATIONS         com  502424104   21,751   541,483           X                                              541,483
LEGG MASON INC.            com  524901105   18,698   383,616           X                                  6,200       377,416
MATTEL INC.                com  577081102    5,297   235,406           X                                 17,000       218,406
MEDTRONIC                  com  585055106    4,134    91,632           X                                  5,000        86,632
MERRILL LYNCH              com  590188108    2,274    64,246           X                                  4,600        59,646
MICROSOFT CORP.            com  594918104    4,774   197,211           X                                 10,850       186,361
NET.B@NK INC.              com  640933107   10,984 1,182,389           X                                 25,000     1,157,389
NEW YORK COM BANCORP       com  649445103   26,212   879,583           X                                 13,770       865,813
O CHARLEYS                 com  670823103   12,252   639,113           X                                 11,000       628,113
O'REILLY AUTOMOTIVE        com  686091109   16,233   599,681           X                                 10,000       589,681
OMNICARE INC.              com  681904108   22,339   820,981           X                                              820,981
PERFORMANCE FOOD GRP       com  713755106   19,915   649,551           X                                  8,800       640,751
PEROT SYSTEMS              com  714265105    9,365   912,805           X                                              912,805
PFIZER INC.                com  717081103    3,615   116,028           X                                  6,925       109,103
POPULAR INC.               com  733174106    3,446   101,370           X                                  5,800        95,570
PROCTER & GAMBLE           com  742718109    5,757    64,649           X                                  3,000        61,649
PROVINCE HEALTHCARE        com  743977100    6,707   757,791           X                                 12,000       745,791
QUALCOMM INC.              com  747525103    2,491    69,190           X                                  4,025        65,165
REMINGTON OIL & GAS        com  759594302   15,856   931,055           X                                 12,500       918,555
REYNOLDS & REYNOLDS        com  761695105   25,711 1,016,218           X                                 17,000       999,218
ROSS STORES                com  778296103    3,410    94,438           X                                  4,400        90,038
SANDISK                    com  80004C101    6,217   369,583           X                                  5,000       364,583
SCANSOURCE                 com  806037107    4,827   257,400           X                                  6,800       250,600
SOVEREIGN BANCORP          com  845905108   13,574   980,058           X                                 16,500       963,558
SPARTECH CORP.             com  847220209   11,470   593,049           X                                 13,800       579,249
STERICYCLE INC.            com  858912108   18,769   499,297           X                                  8,500       490,797
TARO PHARMACEUTICAL        com  M8737E108   21,896   572,008           X                                 10,000       562,008
TELEFLEX INC.              com  879369106   14,848   415,889           X                                  6,100       409,789
TELESPECTRUM WORLDWIDE     com  87951U109        0    10,750           X                                               10,750
UNITED NATURAL FOODS       com  911163103   17,620   690,979           X                                 11,500       679,479
UNITED PARCEL SVC.         com  911312106    4,179    73,319           X                                  3,400        69,919
UNIVISION COMMUN           com  914906102    2,995   122,186           X                                  6,900       115,286
VARIAN INC.                com  922206107   17,163   598,844           X                                 15,000       583,844
VERIDIAN CORP.             com  92342R203   10,839   544,676           X                                 10,000       534,676
WAL MART STORES            com  931142103    4,605    88,501           X                                  4,600        83,901
WALGREEN CO.               com  931422109    3,752   127,260           X                                  6,900       120,360
WASTE CONNECTIONS          com  941053100   15,130   438,535           X                                  8,100       430,435

SUMMARY                      84            848,498